Schwab Annuity Portfolios
Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings as of March 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 33.1%
Large-Cap 27.1%
Schwab U.S. Large-Cap ETF	887,313	47,781,805
Small-Cap 6.0%
Schwab U.S. Small-Cap ETF	223,629	10,591,070
		58,372,875

International Stocks 25.9%
Developed Markets 20.0%
Schwab International Equity ETF	814,266	29,899,847
Schwab International Small-Cap Equity ETF	139,548	5,298,638
		35,198,485
Emerging Markets 5.9%
Schwab Emerging Markets Equity ETF	377,552	10,484,619
		45,683,104

Real Estate 6.0%
U.S. REITs 6.0%
Schwab U.S. REIT ETF	428,903	10,675,396

Fixed Income 31.0%
Inflation-Protected Bond 1.0%
Schwab U.S. TIPS ETF	28,249	1,714,997
Intermediate-Term Bond 26.1%
Schwab U.S. Aggregate Bond ETF	911,985	46,119,081
Treasury Bond 3.9%
Schwab Short-Term U.S. Treasury ETF	137,907	6,831,913
		54,665,991

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 2.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.20% (a)	4,910,257	4,910,257
Total Affiliated Underlying Funds (Cost $130,417,438)		174,307,623

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Time Deposits 1.3%
Barclays Capital, Inc.
0.15%, 04/01/22 (b)	526,222	526,222
JPMorgan Chase Bank
0.15%, 04/01/22 (b)	1,781,725	1,781,725
Total Short-Term Investments (Cost $2,307,947)		2,307,947
Total Investments in Securities (Cost $132,725,385)		176,615,570

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2022:
	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/22	BALANCE OF SHARES HELD AT 3/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 33.1%
Large-Cap 27.1%
Schwab U.S. Large-Cap ETF	$49,940,687	$1,879,279	($1,397,956)	$106,198	($2,746,403)	$47,781,805	887,313	$135,230
Small-Cap 6.0%
Schwab U.S. Small-Cap ETF	11,102,413	474,171	(162,758)	(14,201)	(808,555)	10,591,070	223,629	15,349
						58,372,875

International Stocks 25.9%
Developed Markets 20.0%
Schwab International Equity ETF	31,394,366	577,486	(350,343)	(14,730)	(1,706,932)	29,899,847	814,266	—
Schwab International Small-Cap Equity ETF	5,553,873	145,863	—	—	(401,098)	5,298,638	139,548	—
						35,198,485
Emerging Markets 5.9%
Schwab Emerging Markets Equity ETF	10,893,792	528,651	(276,375)	(20,775)	(640,674)	10,484,619	377,552	—
						45,683,104

Real Estate 6.0%
U.S. REITs 6.0%
Schwab U.S. REIT ETF	11,277,189	670,856	(681,766)	55,065	(645,948)	10,675,396	428,903	15,034

Fixed Income 31.0%
Inflation-Protected Bond 1.0%
Schwab U.S. TIPS ETF	1,776,580	—	—	—	(61,583)	1,714,997	28,249	6,816
Intermediate-Term Bond 26.1%
Schwab U.S. Aggregate Bond ETF	47,709,154	1,989,483	(657,107)	(29,804)	(2,892,645)	46,119,081	911,985	167,655
Treasury Bond 3.9%
Schwab Short-Term U.S. Treasury ETF	7,156,171	—	(142,555)	(2,479)	(179,224)	6,831,913	137,907	4,454
						54,665,991

Money Market Funds 2.8%
Schwab Variable Share Price Money Fund, Ultra Shares	4,911,439	291	—	—	(1,473)	4,910,257	4,910,257	638
Total Affiliated Underlying Funds	$181,715,664	$6,266,080	($3,668,860)	$79,274	($10,084,535)	$174,307,623		$345,176

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$174,307,623	$—	$—	$174,307,623
Short-Term Investments[1]	—	2,307,947	—	2,307,947
Total	$174,307,623	$2,307,947	$—	$176,615,570

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab VIT Balanced with Growth Portfolio
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab VIT Balanced with Growth Portfolio
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG68013MAR22